Segment disclosure - Disclosure of main assets, liabilities, revenues, expenses and cash flows per operating segment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Cash	$ 302,524	$ 108,223	$ 174,265
Current assets	335,188	140,429
Investments in associates and other investments	276,733	171,526
Royalty, stream and other interests	1,116,128	1,130,512
Mining interests and plant and equipment	489,512	343,693	189
Exploration and evaluation assets	42,519	42,949	95,002
Goodwill	111,204	111,204
Total assets	2,397,104	1,947,253
Long-term debt	400,429	349,042	$ 352,769
Revenues	213,630	392,599
Gross profit	104,325	82,709
Operating expenses	(36,322)	(29,995)
Gain on disposal of an offtake interest	0	7,636
Impairments	(36,298)	(260,800)
Net earnings (loss)	16,229	(234,195)
Cash flows from operating activities	107,978	91,598
Cash flows from investing activities	(223,099)	7,562
Cash flows from financing activities	316,861	(161,910)
Royalties, streams and similar interests [Member]
Disclosure of operating segments [line items]
Cash	105,097	100,217
Current assets	117,592	127,547
Investments in associates and other investments	166,589	113,169
Royalty, stream and other interests	1,203,781	1,187,082
Mining interests and plant and equipment	9,011	9,915
Exploration and evaluation assets	0	0
Goodwill	111,204	111,204
Total assets	1,609,349	1,608,353
Long-term debt	400,429	349,042
Revenues	213,630	392,599
Gross profit	104,325	82,709
Operating expenses	(28,021)	(26,151)
Gain on disposal of an offtake interest		7,636
Impairments	(36,298)	(198,315)
Net earnings (loss)	23,501	(158,493)
Cash flows from operating activities	113,962	99,266
Cash flows from investing activities	(161,131)	4,854
Cash flows from financing activities	109,444	(161,910)
Mining exploration, evaluation and development [Member]
Disclosure of operating segments [line items]
Cash	197,427	8,006
Current assets	218,478	12,882
Investments in associates and other investments	110,144	58,357
Royalty, stream and other interests	0	0
Mining interests and plant and equipment	407,000	277,208
Exploration and evaluation assets	41,869	42,949
Goodwill	0	0
Total assets	802,144	338,900
Long-term debt	0	0
Revenues	0	0
Gross profit	0	0
Operating expenses	(8,301)	(3,844)
Gain on disposal of an offtake interest		0
Impairments	0	(62,485)
Net earnings (loss)	(7,272)	(75,702)
Cash flows from operating activities	(5,984)	(7,668)
Cash flows from investing activities	(61,968)	2,708
Cash flows from financing activities	207,417	0
Intersegment transactions (Member)
Disclosure of operating segments [line items]
Cash	0	0
Current assets	(882)	0
Investments in associates and other investments	0	0
Royalty, stream and other interests	(87,653)	(56,570)
Mining interests and plant and equipment	73,501	56,570
Exploration and evaluation assets	650	0
Goodwill	0	0
Total assets	(14,384)	0
Long-term debt	0	0
Revenues	0	0
Gross profit	0	0
Operating expenses	0	0
Gain on disposal of an offtake interest		0
Impairments	0	0
Net earnings (loss)	0	0
Cash flows from operating activities	0	0
Cash flows from investing activities	0	0
Cash flows from financing activities	$ 0	$ 0